Consolidated income statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Turnover		€ 60,761	€ 59,604	€ 60,073
Operating profit		9,400	9,758	10,755
(Loss)/gain on disposal of group companies	[1]	(406)	489	2,335
Net finance costs		(604)	(486)	(493)
Pensions and similar obligations		71	110	44
Finance income		438	442	281
Finance costs		(1,113)	(1,038)	(818)
Net monetary loss arising from hyperinflationary economies		(195)	(142)	(157)
Share of net profit of joint ventures and associates		255	231	208
Other income/(loss) from non-current investments and associates		13	(22)	24
Profit before taxation		8,869	9,339	10,337
Taxation		(2,500)	(2,199)	(2,068)
Net profit		6,369	7,140	8,269
Attributable to:
Non-controlling interests		625	653	627
Shareholders’ equity		€ 5,744	€ 6,487	€ 7,642
Earnings per share
Basic earnings per share (in euros per share)		€ 2.30	€ 2.58	€ 3.00
Diluted earnings per share (in euros per share)		€ 2.29	€ 2.56	€ 2.99

[1]	2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit, and Qinyuan. This net loss includes a foreign currency translation reserve write-off of €545 million.
2023 includes a gain of €497 million related to the disposal of Suave. 2022 includes a gain of €2,303 million related to the disposal of the global tea business.